Deferred revenue - Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Deferred revenue on time charters	$ 14,271	$ 21,889
Deferred interest on lease receivable	1,428	4,143
Other deferred revenue	9,230	8,982
Deferred revenue	24,929	35,014
Current portion	(22,199)	(27,671)
Deferred revenue	$ 2,730	$ 7,343